Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

Note 6 - Investments

Investments comprised the following:

	At December 31,	At December 31,
	2024	2023
Equity investments at FVTOCI	$324.8	$246.4
Warrants	0.7	8.1
	$325.5	$254.5

Equity Investments at FVTOCI

Equity investments comprised the following:

	At December 31,	At December 31,
	2024	2023
G Mining Ventures	$133.8	$47.6
Labrador Iron Ore Royalty Corporation ("LIORC")	127.3	152.7
Other	63.7	46.1
	$324.8	$246.4

During the year ended December 31, 2024, the Company disposed of equity investments with a cost of $22.2 million (2023 – $1.5 million) for gross proceeds of $20.9 million (2023 – $2.0 million).

Subsequent to year-end, on February 3, 2025, the Company acquired subscription receipts of Discovery for a purchase price of $48.6 million (C$70.9 million), as referenced in Note 4 (c).

The change in the fair value of equity investments recognized in other comprehensive (loss) income for the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Net gain on changes in the fair value of equity investments at FVTOCI	$46.6	$8.4
Income tax expense in other comprehensive (loss) income	(6.2)	(1.1)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$40.4	$7.3